Retained profits - Schedule of Retained Profits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	£ 6,790
Profit attributable to ordinary shareholders	4,421	£ 5,460	£ 3,827
Post-retirement defined benefit scheme remeasurements (net of tax)	(564)	(1,205)	(2,152)
Dividends (note 36)	(1,911)	(1,752)	(1,567)
Repurchase and redemptions of other equity instruments	(1,824)	(135)	(1,395)
Movement in treasury shares	(173)	103	(60)
Value of employee services	153	227	224
Changes in non-controlling interests	(2)	0	2
At 31 December	5,912	6,790
Retained profits £m
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
At 1 January	6,790	6,550	8,318
Profit attributable to ordinary shareholders	3,923	4,933	3,389
Post-retirement defined benefit scheme remeasurements (net of tax)	(564)	(1,205)	(2,152)
Gains and losses attributable to own credit risk (net of tax)	(56)	(168)	364
Dividends (note 36)	(1,828)	(1,651)	(1,475)
Share buyback programme (note 33)	(2,011)	(1,993)	(2,013)
Issue costs of other equity instruments (net of tax)	(6)	(6)	(5)
Repurchase and redemptions of other equity instruments	(316)	0	(36)
Movement in treasury shares	(173)	103	(60)
Value of employee services	153	227	224
Changes in non-controlling interests	0	0	(3)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0	0	(1)
At 31 December	£ 5,912	£ 6,790	£ 6,550